Financial risk management (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Disclosure of detailed information about foreign exchange risk [Table Text Block]
	As at	As at
	October 31,	October 31,
	2022	2021
	CDN	CDN
Cash	$15,715	$55,950
Other receivables	$13,832	$7,422
Trade payables and other liabilities	$393,978	$425,549
Convertible debentures	$2,810,362	$1,093,684
Debenture payable	$51,500	$51,500
Derivative liabilities	$601,696	$693,143
Long-term loan	$60,000	$60,000

Disclosure of detailed information about maturity of trade payables [Table Text Block]
	As at	As at
	October 31,	October 31,
	2022	2021
Less than 30 days past billing date	$287,575	$384,057
31 to 90 days past billing date	-	-
Over 90 days past billing date	-	-
	$287,575	$384,057

Disclosure of detailed information about maturity of convertible debentures and derivative liabilities [Table Text Block]
	As at October 31,			As at October 31,
	2022			2021
	Convertible	Derivative	Debenture	Convertible	Derivative	Debenture
	debentures	liabilities	payable	debentures	liabilities	payable
Less than three months	$2,440,840	$162,380	$-	$1,609,762	$238,802	$-
Three to six months	1,204,783	257,933	-	842,451	414,602	-
Six to twelve months	146,441	220,986	38,001	189	133,677	40,207
	$3,792,064	$641,299	$38,001	$2,452,402	$787,081	$40,207